Reportable Segments Reportable Segments Narrative (Details) - USD ($) $ in Millions		1 Months Ended
	Mar. 31, 2012	Apr. 30, 2015	Jan. 31, 2015	Oct. 05, 2012
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,200,000
Incentive Distribution Rights				100.00%
Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		172,200,000
IDR Subsidies		$ 320
ETP Subsidiaries [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		15,500,000
ETP Series A Preferred Units [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1,900,000
Pending Merger [Member] | Regency Merger [Member]
Business Acquisition, Number Of Share Received In Exchange Of Each Share			0.4124
Regency [Member]
Incentive Distribution Rights				100.00%
First year post closing [Member] | Regency Merger [Member]
IDR Subsidies		$ 80
Four years post closing [Member] | Regency Merger [Member]
IDR Subsidies		$ 60